LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 9 - LEASES

The Company currently has a lease for its offices until March 31, 2030. The Company also leases several vehicles, each for a 3-year term.

Eye-Net had a lease for its offices with an option to extend for an additional 3 years, which was not exercised. As a result, the lease ended on December 15, 2024.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Supplemental cash flow information related to operating leases was as follows:

	Year Ended December 31,
	2025		2024	2023
Cash payments for operating leases	$476		$546	$537
Lease operating expenses	116	$	$355	$562
New operating lease assets obtained in exchange for operating lease liabilities	67	$	$1,734	$154

As of December 31, 2025, the Company’s operating leases had a weighted average remaining lease term of 4.1 years and a weighted average discount rate of 8%. Future lease payments under operating leases as of December 31, 2025, were as follows:

Operating Leases
2026	443
2027	426
2028	407
2029	399
2030	100
Total future lease payments	1,775
Less imputed interest	(263)
Total lease liability balance	1,512